Interim Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 18	$ 70,123	$ (21,388)	$ 48,753
Balance, shares at Dec. 31, 2016	18,277,893
Net loss			(3,794)	(3,794)
Balance at Sep. 30, 2017	$ 18	70,123	(25,182)	44,959
Balance, shares at Sep. 30, 2017	18,277,893
Balance at Dec. 31, 2017	$ 21	74,766	(26,631)	48,156
Balance, shares at Dec. 31, 2017	20,877,893
Net loss			(4,774)	(4,774)
Balance at Sep. 30, 2018	$ 21	$ 74,766	$ (31,405)	$ 43,382
Balance, shares at Sep. 30, 2018	20,877,893